UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04605

FIRST OPPORTUNITY FUND, INC.
 (Exact name of registrant as specified in charter)

 2344 Spruce Street, Suite A, Boulder, CO 80302
(Address of principal executive offices) (Zip code)

Stephen C. Miller
2344 Spruce Street, Suite A, Boulder, CO 80302
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 444-5483

Date of fiscal year end: March 31

Date of reporting period: July 1, 2010 – June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission,  not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment  Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Proxy Voting Record

For Period July 1, 2010 to June 30, 2011
Name of Issuer	Ticker Symbol	CUSIP	Shareholder Meeting Date	Record Date	Proposal Number	Description of Matter Voted On	Matter Proposed By Issuer or Holder	Vote Cast	Vote	For or Against Management
Alliance Bankshares Corporation	AB	018535104	7/15/2010	6/7/2010	1	Election of seven (7) directors	Issuer	Yes	For	For
					2	Yount , Hyde and Barbour PC as accountants	Issuer	Yes	For	For

Western Liberty Bancorp	WLBC	961443108	7/15/2010	6/14/2010	2	Election of five (5) directors	Issuer	Yes	For	For
					3	Crowe Horwath LLP as accountants	Issuer	Yes	For	For

Bank of Virginia	BOVA	06544P104	7/20/2010	6/18/2010	1	Election of two (2) directors	Issuer	Yes	For	For
					2	Yount, Hyde & Barbour PC as accountants	Issuer	Yes	For	For
					3	Approve issuance of common stock to Cordia Bancorp Inc.	Issuer	Yes	For	For
					4	Adjourn meeting to solicit additional proxies	Issuer	Abstain	Abstain	Abstain

New England Bancshares, Inc.	NEBS	643863202	8/11/2010	6/21/2010	1	Election of four (4) directors	Issuer	Yes	For	For
					2	Shatswell, Macleod & Company PC as auditors	Issuer	Yes	For	For
Muni Funding Company of America, LLC	MUNFL	62618W103	8/16/2010	7/15/2010	1	Approve company agreement	Issuer	Yes	Against	Against

Terra Nova Financial Group, Inc.	TNFG	88102L204	9/15/2010	7/30/2010	1
To authorize and approve the asset sale pursuant to the purchase agreement dated June 16, 2010, as it may be amended from time to time, by and between Terra Nova Financial Group, Inc. and Lightspan Financial, Inc.
							Issuer	Yes	For	For
					2	To authorize and adopt the plan of dissolution	Issuer	Yes	For	For
3
To approve an amendment to our amended and restated article of incorporation to change our name to "TNFG Corporation", or if that name becomes unadvisable, as determined by our board of directors, or becomes unavailable in the State of Illinois, to other such name as determined by our board of directors.
							Issuer	Yes	For	For
4
To approve an adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve proposal 1, proposal 2 and proposal 3
							Issuer	Abstain	Abstain	Abstain

Broadway Financial Corporation	BYFC	111444105	9/22/2010	8/4/2010	1	Election of three (3) directors	Issuer	Yes	For	For
					2	Ratification of appointment of Crowe Horwath LLP as the independent registered public accounting firm of Broadway Financial Corporation for the year ending December 31, 2010	Issuer	Yes	For	For
3
Amendment of Broadway Financial Corporation's certificate if incorporation to increase the authorized number of share of common stock from 3,000,000 to 8,000,000 as further described in the annual meeting proxy statement
							Issuer	Yes	For	For
					4	Nonbinding proposal to approve executive compensation officers as described in the annual meeting proxy statement	Issuer	Yes	For	For

BOFI Holding, Inc.	BOFI	05566U108	10/21/2010	9/1/2010	1	Election of two (2) directors	Issuer	Yes	For	For
					2	Ratification of Crowe Horwath LLP as our independent registered public accounting firm for the current fiscal year	Issuer	Yes	For	For

Eagle Bancorp Montana, Inc.	EGBN	26942G100	10/21/2010	9/3/2010	1	Election of three (3) directors	Issuer	Yes	For	For
					2	Ratification of the appointment of Davis, Kinard & Co, PC as Eagle Bancorp Montana Inc.'s independent auditors for the fiscal year ending June 30, 2011	Issuer	Yes	For	For

Georgetown Bancorp, Inc.	GTWN	372590109	10/26/2010	9/9/2010	1	Election of five (5) directors	Issuer	Yes	For	For
					2	The Ratification of Shatswell, Macleod & Company, PC as the company's independent registered public accounting firm for the six months ending December 31, 2010	Issuer	Yes	For	For

Jefferson Bancshares, Inc.	JFBI	472375104	10/28/2010	8/27/2010	1	Election of two (2) directors	Issuer	Yes	For	For
					2	The ratification of Craine, Thompson & Jones, PC as the independent registered public accounting firm for the fiscal year ending June 30, 2011	Issuer	Yes	For	For

Hampden Bancorp, Inc	HBNK	40867E107	11/2/2010	9/17/2010	1	Election of four (4) directors	Issuer	Yes	For	For
					2	To ratify the appointment of Wolf & Company PC as the Company's independent auditors for the year ending June 30. 2011	Issuer	Yes	For	For

Walgreen Co.	WAG	931422109	11/15/2010	1/12/2011	1	Election of eleven (11) directors	Issuer	Yes	For	For
					2	Ratify the appointment of Deloitte & Touche LLP as Walgreen Co.'s independent registered public accounting firm	Issuer	Yes	For	For
					3	Amend Walgreen Co. articles of incorporation to revise the purpose clause	Issuer	Yes	For	For
					4	Amend the Walgreen Co. articles of incorporation to eliminate certain supermajority vote requirements	Issuer	Yes	For	For
					5	Amend Walgreen Co. Articles of incorporation to eliminate the "fair price" charter provision applicable to certain business combinations	Issuer	Yes	For	For
					6	Shareholder proposal on a policy to change the vote required for shareholders to call special shareholder meetings	Holder	Yes	For	Against
					7	Shareholder proposal on a policy that a significant portion of future stock option grants to senior executives should be performance-based	Holder	Yes	For	Against

Auburn Bancorp Inc	ABBB	050254101	11/16/2010	9/27/2010	1	Election of two (2) directors	Issuer	Yes	For	For
					2	The ratification of Berry, Dunn, McNeil & Parker as the company's independent registered public accounting firm for the fiscal year ending June30, 2011	Issuer	Yes	For	For
Bank of Virginia	BOVA	06544P104	11/17/2010	10/14/2010	1
To approve the issuance of common stock to Cordia Bancorp Inc. pursuant to a stock purchase agreement, dated April 26, 2010, as amended by amendment no. 1 dated October 1, 2010, by and between Bank of Virginia and Cordia Bancorp Inc. as more fully described in the accompanying proxy statement.
							Issuer	Yes	For	For
2
To adjourn the special meeting to a later date of dates, if necessary, to permit further solicitation of proxies in the event there are not sufficient votes at the time of the special meeting to approve the issuance of common stock to Cordia Bancorp Inc., as more fully described in the accompanying proxy statement
							Issuer	Abstain	Abstain	Abstain

HF Financial Corp.	HFFC	404172108	11/17/2010	9/30/2010	1	Election of two (2) directors	Issuer	Yes	For	For
					2	To Ratify the Appointment of Eide Bailly, LLP as the corporation's independent registered public accounting firm for the fiscal year ending June 30, 2011	Issuer	Yes	For	For
Osage Bancshares, Inc.	OSBK	68764U106	11/17/2010	10/8/2010	1	Election of two (2) directors	Issuer	Yes	For	For

Oritani Financial Corp	ORIT	68633D103	11/23/2010	10/12/2010	1	Election of two (2) directors	Issuer	Yes	For	For
					2	To Ratify the appointment of KPMG, LLP as the independent registered accounting firm for Oritani Financial Corp. for the fiscal year ending June 30, 2011	Issuer	Yes	For	For

Provident Financial Holdings, Inc.	PROV	743868101	11/30/2010	10/15/2010	1	Election of three (3) directors	Issuer	Yes	For	For
					2	The ratification of the appointment of Deloitte & Touche LLP as independent auditor for Provident Financial Holdings, Inc. for the fiscal year ending June 20, 2011	Issuer	Yes	For	For
					3	To adopt the Provident Financial Holdings, Inc. 2010 equity incentive plan	Issuer	Yes	Against	Against

Tower Bancorp, Inc.	TOBC	891709107	12/8/2010	10/28/2010	1
Proposal to approve and adopt the agreement and plan of merger, dated as of December 27, 2009 by and between tower and First Chester County Corporation ('First Chester"), as amended, all as more fully described in the proxy statement
							Issuer	Yes	For	For
					2	Proposal to adjourn the special meeting of shareholders, if more time is needed, to allow tower time to solicit additional votes in favor of the merger agreement.	Issuer	Abstain	Abstain	Abstain

Ram Holdings Ltd	RAMR	G7368R104	12/15/2010	11/3/2010	1	Election of five (5) directors	Issuer	Yes	For	For
					2	To Appoint Deloitte & Touche Ltd., Hamilton, Bermuda to act as the independent auditor of Ram Holdings Ltd.	Issuer	Yes	For	For
					3a	Election of five (5) directors	Issuer	Yes	For	For
					3b	To authorize the appointment of Deloitte & Touche Ltd., Hamilton, Bermuda to act as the independent auditor of Ram Reinsurance Company Ltd. for the financial year ending December 31, 2010	Issuer	Yes	For	For
					3c	Authorize deeming of two of the vacancies on the board of Ram Reissuance Company Ltd. as vacancies available for appointment of two directors by the holders of class B preference shares.	Issuer	Yes	For	For

SI Financial Group, Inc.	SIFI	78425W102	12/23/2010	11/1/2010	1
The approval of the plan of conversion and  reorganization, pursuant to which Savings Institute Bank and Trust Company will be reorganized from the mutual holding company corporate structure into the fully-public stock holding company structure, as more fully described in the proxy statement/prospectus
							Issuer	Yes	For	For
					2a	Approval of a provision in new SI Financial Group's articles of incorporation requiring a super-majority vote to approve certain amendments to New SI Financial Group's articles of incorporation	Issuer	Abstain	Abstain	Abstain
2b
Approval of provisions in new SI Financial Group's articles of incorporation to limit the voting rights of shares beneficially owned in excess of 10% of new SI Financial Group's outstanding voting stock
							Issuer	Abstain	Abstain	Abstain
					3	The approval of the contribution of $5000,000 in cash to SI Financial Group Foundation, Inc.	Issuer	Yes	For	For
					4	The approval of the adjournment of the special meeting if necessary, to solicit additional proxies	Issuer	Abstain	Abstain	Abstain

Royal Financial, Inc.	RYFL	78027P109	1/11/2011	11/15/2010	1	Election of two (2) directors	Issuer	Yes	For	For
					2	Proposal to ratify the appointment of Crowe Horwath LLP as the company's independent accountants for the fiscal year ending June 30, 2011	Issuer	Yes	For	For

Home Federal Bancorp, Inc.	HOME	43710G105	1/18/2011	12/6/2010	1	Election of two (2) directors	Issuer	Yes	For	For
					2	The ratification of the appointment of Crowe Horwath LLP as independent registered public accounting firm for the fiscal year ending June 30. 2011	Issuer	Yes	For	For

First Southern Bancorp, Inc.		33644N102	1/25/2011	11/29/2010	1	Election of two (2) directors	Issuer	Yes	For	For
					2	To ratify the appointment of Crowe Horwath LLP as the company's independent auditors for 2011	Issuer	Yes	For	For

Perpetual Federal Savings Bank	PFOH	714273109	1/26/2011	11/29/2010	1	Election of three (3) directors	Issuer	Yes	For	For
					2	The approval of an advisory (non-binding) proposal on named executive officer compensation	Issuer	Yes	Against	Against
					3	The approval of an advisory (non-binding) proposal on the frequency of stockholder votes on named compensation	Issuer	Yes	1 yr	Against
					4	The ratification of the appointment of Crowe Horwath LLP as independent registered public accounting firm for the fiscal year ending September 30, 2011	Issuer	Yes	For	For

Old Line Bancshares, Inc.	OLBK	67984M100	1/27/2011	12/1/2010	1
To approve the agreement and plan of merger dated September 1, 2010, as amended, by and between Old line Bancshares, Inc. and Maryland Bankcorp, Inc. pursuant to which Maryland Bankcorp, Inc. will merge with and into Old Line Bancshares, Inc., with Old Line Bancshares, Inc. as surveying entity, and the merger contemplated by agreement and plan of merger
							Issuer	Yes	For	For
2
To adjourn the meeting to a later date or dates, if necessary, to permit further solicitation of additional proxies in the event there are not sufficient votes at the time of the meeting to approve the matter to be considered by the stockholders at the meeting.
							Issuer	Abstain	Abstain	Abstain

Malvern Federal Bancorp Inc.	MLVF	561410101	2/3/2011	12/28/2010	1	Election of three (3) directors	Issuer	Yes	For	For
					2	Proposal to adopt a non-binding resolution to approve the compensation of our named executive officers	Issuer	Yes	For	For
					3	Advisory vote on the frequency of the non-binding resolution to approve the compensation of our named executive officers	Issuer	Yes	1 yr	Against
					4	Proposal to ratify the appointment of the Parentbeard, LLC as Malvern Federal Bancorp's independent registered public accounting firm for the fiscal year ending September 30, 2011	Issuer	Yes	For	For

Liberty Bancorp, Inc.	LBCP	53017Q102	2/16/2011	1/3/2011	1	Election of one (1) director	Issuer	No	NA	NA
					2	To ratify and approve the selection of Michael Trokey & Company, PC as the Issuer No NA NA company's independent auditors for the year ending September 30, 2011.

Rockville Financial, Inc.	RCKB	774186100	2/18/2011	1/4/2011	1	The approval of a plan of conversion and reorganization, all as more fully described in the proxy statement	Issuer	Yes	For	For
2
The approval of the adjournment of the special meeting, if necessary, to solicit additional proxies in the event there are not sufficient votes at the time of the special meeting to approve the plan of conversion and reorganization
							Issuer	Abstain	Abstain	Abstain

Charter Financial Corporation	CHFN	16122M100	2/23/2011	12/31/2010	1	Election of three (3) directors	Issuer	Yes	For	For
					2	The ratification of the appointment of Dixon Hughes PLLC as independent registered public accounting firm of Charter Financial Corporation for the fiscal year ending September 30, 2011	Issuer	Yes	For	For
					3	To consider and act upon a non-binding advisory resolution regarding the compensation of Charter Financial Corporations named executive officers	Issuer	Yes	For	For
4
To consider and vote upon the frequency at which Charter Financial Corporation should include an advisory vote regarding the compensation of Charter Financial Corporation's named executive officers in its proxy statement for shareholder consideration.
							Issuer	Yes	1 yr	Against

Essa Bancorp, inc.	ESSA	29667D104	3/3/2011	1/14/2011	1	Election of three (3) directors	Issuer	Yes	For	For
					2	The ratification of the appointment of S.R. Snodgrass, A.C. as independent registered public accounting firm of Essa Bancorp., Inc. for the fiscal year ending September, 30, 2011.	Issuer	Yes	For	For
					3	To consider and act upon an advisory, non-binding resolution regarding the compensation of the company’s named executive officers.	Issuer	Yes	For	For
4
To consider and act upon an advisory resolution on the frequency at which the company should include an advisory vote regarding the compensation of the company's named executive officers in its proxy statement for shareholder consideration
							Issuer	Yes	1 yr	For

Majestic Capital Ltd	MAJCQ	G5760D111	3/3/2011	1/18/2011	1
To adopt the agreement and plan of merger and amalgamation dated as of September 21, 2010, among Majestic Capital, Ltd., Bayside Equity Holdings LLC a Delaware limited Liability company (Bayside), and Majestic Acquisition Corp., a Delaware company and a wholly-owned subsidiary of Bayside (amalgamation sub), all as more fully described in the proxy statement.
							Issuer	Yes	For	For
2
To approve any adjournment or postponement of the special general meeting, if necessary or appropriate, to solicit additional proxies or because certain conditions to the completion of the amalgamation have not yet been satisfied.
							Issuer	Abstain	Abstain	Abstain

Carver Bancorp, Inc.	CARV	146875109	4/4/2011	2/16/2011	1	Election of three (3) directors	Issuer	Yes	For	For
					2	Ratification of KPMG LLP as independent auditors for the fiscal year ending March 31, 2011	Issuer	Yes	For	For
					3	Advisory (non-binding) approval of compensation of named executive officers	Issuer	Yes	For	For

First Community Bank Corp of America	FCFL	31985E202	4/11/2011	3/15/2011	1
A proposal to approve the plan of complete liquidation and dissolution of FCBC and the acquisition agreement, dated February 10,2011, among FCBC, First Community Bank of America, CBM Florida Holding CO. and Community Bank & Company
							Issuer	Yes	For	For

Pacific Continental Corporation	PCBK	96412V108	4/18/2011	3/4/2011	1	Election of nine (9) directors	Issuer	Yes	For	For
					2	To consider an advisory (non-binding) resolution on executive compensation	Issuer	Yes	For	For
					3	To vote in an advisory (non-binding) capacity on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	For
					4	To approve the appointment of Moss Adams LLP to serve as the company's independent registered public accounting firm for the fiscal year 2011	Issuer	Yes	For	For

Public Service Enterprise Group Inc,	PEG	744573106	4/19/2011	2/18/2011	1	Election of nine (9) directors	Issuer	Yes	For	For
					2	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					3	Advisory vote on frequency of advisory vote on executive compensation	Issuer	Yes	1 yr	For
					4	Ratification of the appointment of Deloitte & Touch LLP as independent auditor for the fiscal year 2011	Issuer	Yes	For	For

Citizens & Northern Corporation	CZNC	172922106	4/19/2011	2/22/2011	1	Election of three (3) directors	Issuer	Yes	For	For
					2	To approve, in an advisory (non-binding) vote, the compensation of the company's named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
					3	To approve, in an advisory (non-binding) vote, whether a shareholder vote to approve the compensation of the company's named executive officers should occur every one, two or three years	Issuer	Yes	1 yr	Against
					4	Ratification of the appointment of the firm of Parentebeard LLC as independent auditors	Issuer	Yes	For	For

River Valley Bancorp	RIVR	768475105	4/20/2011	2/25/2011	1	Election of two (2) directors	Issuer	Yes	For	For
					2	Approval and ratification of the appointment of BKD, LLP as auditors for River Valley Bancorp for the fiscal year ended December 31, 2011	Issuer	Yes	For	For

Scana Corporation	SCG	80589M102	4/21/2011	3/3/2011	1	Election of five (5) Directors	Issuer	Yes	For	For
					2	Approval of amendment to director compensation and deferral plan	Issuer	Yes	For	For
					3	Approval of amendment to articles of incorporation to increase shares from 150,000,000 to 200,000,000	Issuer	Yes	For	For
					4	Approval of appointment of independent registered public accounting firm	Issuer	Yes	For	For
					5	Advisory (non-binding) vote on executive compensation vote	Issuer	Yes	For	For
					6	Advisory (non-binding) vote on frequency of executive compensation vote	Issuer	Yes	1 yr	Against

Old Point Financial Corporation	OPOF	680194107	4/26/2011	2/16/2011	1	Election of fifteen (15) Directors	Issuer	Yes	For	For
					2	To ratify the appointment of Yount, Hyde & Barbour as the company’s independent registered accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

Centrue Financial Corporation	TRUE	15643B106	4/26/2011	3/1/2011	1	Election of two (2) Directors	Issuer	Yes	For	For
					2	To approve the advisory (non-binding) proposal ratifying the appointment of Crowe Horwath LLP as out independent auditors for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
3
To approve the following advisory (non-binding) proposal: "resolved, that the shareholders approve the executive compensation of the company, as described in the "compensation discussion and analysis" and the tabular disclosure regarding named executive officer compensation (together with the accompanying narrative disclosure) in this proxy statement
							Issuer	Yes	For	For

CFS Bancorp, Inc	CITZ	12525D102	4/26/2011	3/4/2011	1	Election of two (2) Directors	Issuer	Yes	For	For
					2	To ratify the appointment of BKD, LLP as the company’s independent registered public accounting firm for CFS Bancorp for the year ending December 31, 2011	Issuer	Yes	For	For
					3	An advisory (non-binding) vote to approve the company's 2010 executive compensation (say-on-pay)	Issuer	Yes	For	For
					4	An advisory (non-binding) vote on the frequency of an advisory vote on (say-on-pay) vote	Issuer	Yes	For	For
.
Ameriserve Financial, Inc.	ASRV	03074A102	4/26/2011	3/7/2011	1	Election of six (6) Directors	Issuer	Yes	For	For
					2	Approval of the Ameriserve Financial, Inc. 2011 stock incentive plan	Issuer	Yes	For	For
					3	An advisory (non-binding) vote on executive compensation	Issuer	Yes	For	For

Georgetown Bancorp, Inc.	GTWN	372590109	4/26/2011	3/10/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	Ratification of Shatswell, Macleod and Company PC as the company's independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

Rockville Financial Inc.	RCKB	774188106	4/26/2011	3/11/2011	1	Election of five (5) Directors	Issuer	Yes	For	For
2
Approval of the company's executive compensation as described in the compensation discussion and analysis and the tabular disclosure regarding named executive officer compensation (together with the accompanying narrative disclosure) in the proxy statement.
							Issuer	Yes	For	For
					3	Approval to hold the advisory vote on executive compensation every three years	Issuer	Yes	1 yr	Against
					4	Ratification of the appointment of Wolf & Company PC as independent auditors for the current year	Issuer	Yes	For	For

Republic First Bancorp, Inc	FRBK	760416107	4/26/2011	3/15/2011	1	Election of two (2) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of Parentbeard LLC as the independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

State Bancorp, Inc.	STBC	855716106	4/26/2011	3/18/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	Ratification on a non-binding basis of the company's 2010 compensation program for its named executive officers	Issuer	Yes	For	For
					3	Ratification of the appointment of the independent registered public accounting firm	Issuer	Yes	For	For

Shore Bancshares, Inc.	SHBI	825107105	4/27/2011	3/10/2011	1	Election of five (5) Directors	Issuer	Yes	For	For
					2	Ratify the appointment of Stegman and Company as the company's independent accounting firm for 2011	Issuer	Yes	For	For
					3	Adopt a non-binding advisory resolution approving the compensation of the named executive officers	Issuer	Yes	For	For
					4	Recommend, by non-binding advisory vote, the frequency (every one two or three years) of the non-binding stockholder vote on the compensation of the named executive officers	Issuer	Yes	1 yr	For

Cohen & Steers Infrastructure Fund, Inc.	UTF	19248A109	4/28/2011	2/23/2011	1	Election of three (3) Directors	Issuer	Yes	For	For

Cohen & Steers Quality Inc Rlty-Common	RQI	19247L106	4/28/2011	2/23/2011	1	Election of three (3) Directors	Issuer	Yes	For	For

Great Florida Bank	GFLBB	390528206		2/25/2011	1	Election of six (6) Directors	Issuer	Yes	For	For

BCB Bancorp, Inc	BCBP	055298103	4/28/2011	3/1/2011	1	Election of six (6) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of Parentbeard LLC as independent registered public accounting firm for the company for the year ending December 31, 2011	Issuer	Yes	For	For
					3	Amendment to the BCB Bancorp, Inc. certificate of incorporation to authorize 10 million shares of serial preferred stock par value $0.01	Issuer	Yes	For	For
					4	Approval of the 2011 BCB Bancorp, Inc. Stock option plan	Issuer	Yes	Against	Against

Southern National Bancorp of VA, Inc.	SONA	843395104	4/28/2011	3/4/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
					3	Approval of an advisory (non-binding) proposal on the compensation of the company’s named executive officers	Issuer	Yes	For	For
					4	Approval of an advisory (non-binding) proposal on the frequency of advisory votes on the compensation of the company’s named executive officers	Issuer	Yes	1 yr	For

Evans Bancorp, Inc.	EVBN	29911Q208	4/28/2011	3/10/2011	1	Election of six (6) Directors	Issuer	Yes	For	For
					2	Amendments to employee stock purchase plan to increase the amount of common stock available for issuance there under from 100,000 to 200,000	Issuer	Yes	For	For
					3	Ratification of the appointment of KPMG LP as Evans Bancorp, Inc's independent registered public accounting firm for fiscal year 2011	Issuer	Yes	For	For

Katahdin Bankshares Corp.	KTHN	485835102	5/2/2011	2/22/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	To ratify the selection of Berry, Dunn McNeil and Parker as the independent accountants for 2011	Issuer	Yes	For	For

Wells Fargo & Company	WFC	949746101	5/3/2011	3/4/2011	1	Election of fourteen (14) Directors	Issuer	Yes	For	For
					2	Proposal to approve an advisory resolution to approve named executives' compensation	Issuer	Yes	For	For
					3	Advisory proposal on the frequency (every 1, 2 or 3 years) of future advisory votes regarding named executives' compensation	Issuer	Yes	1 yr	For
					4	Proposal to ratify the appointment of KPMG LL as independent auditors for 2011	Issuer	Yes	For	For
					5	Stockholder proposal regarding an amendment to the Company's By-Laws to allow holders of 10% of the Company's common stock to call special meeting of stockholders	Holder	Yes	For	Against
					6	Stockholder proposal to provide for cumulative voting in contested director elections	Holder	Yes	For	Against
					7	Stockholder proposal regarding the adoption of a policy to require an independent chairman	Holder	Yes	Against	For
					8	Stockholder proposal regarding an advisory vote on director compensation	Holder	Yes	Against	For
					9	Stockholder proposal regarding an investigation and report on internal contrails for mortgage servicing operations	Holder	Yes	For	Against

Heritage Financial Corporation	HFWA	42722X106	5/4/2011	3/7/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Approval of an advisory (non-binding) vote on executive compensation	Issuer	Yes	For	For
					3	Advisory (non-binding) vote on how often shareholder shall vote on executive compensation	Issuer	Yes	1 yr	For
					4	Ratification of the appointment of KPMG LLP as Heritage's independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
					5	Amendment of Heritage's articles of incorporation to eliminate staggered terms for directors	Issuer	Yes	For	For
					6	Shareholder proposal regarding majority voting in director elections	Holder	Yes	For	Against

Home Bancorp Inc	HBCP	43689E107	5/4/2011	3/17/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Proposal to adopt a non-binding resolution to approve the compensation of our named executive officers	Issuer	Yes	For	For
					3	Advisory vote on the frequency of the non-binding resolution to approve the compensation of our named executive officers	Issuer	Yes	1 yr	Against
					4	Proposal to ratify the appointment of Porter Keadle Moore LLP as the company's independent registered public accounting firm for the year ending December 31, 2011	Issuer	Yes	For	For

Pengrowth Energy Corporation	PGH	70706P104	5/5/2011	3/21/2011	1	Appointment of KPMG LLP as auditors of the corporation for the enduing year and authorizing the directors to fix their remuneration	Issuer	Yes	For	For
					2	Election of eight (8) Directors	Issuer	Yes	For	For

Xenith Bankshares, Inc.	XBKS	98410X105	5/5/2011	3/25/2011	1	Election of eleven (11) Directors	Issuer	Yes	For	For
					2	Proposal to ratify the appointment of Grant Thornton LLP as the independent public accountant for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

Sanofi-Aventis	SNY	80105N105	5/6/2011	3/28/2011	1	Approval of the individual company financial statements for the year ended December 31, 2010	Issuer	Yes	For	For
					2	Approval of the consolidated financial statements for the year ended December 31, 2010	Issuer	Yes	For	For
					3	Appropriation of profits; declaration of dividend	Issuer	Yes	For	For
					4	Agreements and commitments subject to article L225-38 et seq of the Commercial Code	Issuer	Yes	For	For
					5	Directors attendance fees	Issuer	Yes	For	For
					6-11	Election of six (6) Directors	Issuer	Yes	For	For
					12	Reappointment of a Statutory Auditor (Pricewaterhousecoopers Audit)	Issuer	Yes	For	For
					13	Appointment of a Deputy Statutory Auditor (Mr. Yves Nicolas)	Issuer	Yes	For	For
					14	Authorization of the Board of Directors to carry out transactions in share issued by the company	Issuer	Yes	Against	Against
15
Delegation to the board of directors of authority to decide to carry out increases in the share capital by issuance, with preemptive rights maintained , of shares and/or securities giving access to the company’s capital and/or by issuance of securities giving entitlement to the allotment of debt instruments
							Issuer	Yes	Against	Against
16
Delegation to the Board of Directors of authority to decide to carry out by public offering increases in the share capital by issuance, without preemptive rights of shares and/or securities giving access to the company's capital and/or the issuance of securities giving entitlement to the allotment of debt instruments
							Issuer	Yes	Against	Against
17
Possibility of issuing without preemptive rights, shares and/or securities giving access to the company's capital as consideration for assets transferred to the company as a capital contribution in kind in the form of shares or securities giving access to the capital of another company
							Issuer	Yes	Against	Against
					18	Delegation to the Board of Directors of authority to increase the number of shares to be issued in the event of a capital increase with or without preemptive rights	Issuer	Yes	Against	Against
					19	Delegation to the Board of Directors of authority to decide to carry out increase in the share capital by incorporation of share premium, reserves, profits or other items	Issuer	Yes	Against	Against
20
Delegation to the Board of Directors of authority to decide to carry out increases in the share capital by issuance, of shares or securities giving access to the company’s capital reserved for members of savings plans with waiver of preemptive rights in their favor
							Issuer	Yes	Against	Against
					21	Delegation to the Board of Directors of authority to grant options to subscribe for or purchase shares	Issuer	Yes	Against	Against
					22	Authorization to the Board of Directors to reduce the share capital by cancelation of treasury shares	Issuer	Yes	For	For
					23	Amendment to article 11 of the Articles of Association	Issuer	Yes	For	For
					24	Amendment to article 12 of the Articles of Association	Issuer	Yes	For	For
					25	Amendment to article 19 of the Articles of Association	Issuer	Yes	For	For
					26	Change of name and corresponding change to the Articles of Association	Issuer	Yes	For	For
					27	Powers for formalities	Issuer	Yes	Against	Against

Citizens South Banking Corporation	CSBC	176682102	5/9/2011	3/15/2011	1	Election of one (1) Director	Issuer	Yes	For	For
					2	An advisory, non-binding proposal to approve our executive compensation programs and policies	Issuer	Yes	For	For
					3	The ratification of the appointment of Cherry, Bekaert and Holland, LLP as our independent registered public accounting firm for the year ending December 31, 2011	Issuer	Yes	For	For

3M Company	MMM	88579Y101	5/10/2011	3/11/2011	1	Election of ten (ten) Directors	Issuer	Yes	For	For
					2	To Ratify the appointment of Pricewaterhousecoopers as independent registered public accounting firm.	Issuer	Yes	For	For
					3	An advisory vote on executive compensation	Issuer	Yes	For	For
					4	An advisory vote on the frequency of advisory votes on executive compensation	Issuer	Yes	1 yr	For
					5	Stockholder proposal on political contributions	Issuer	Yes	For	For

Hampshire First Bank	HFBN	408853109	5/10/2011	3/18/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	The ratification of the appointment of Baker, Newman & Noyes, LLC as independent auditors of Hampshire First Bank for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

SI FINL Group, Inc. MD	SIFI	78425V104	5/11/2011	3/14/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	The ratification of the appointment of Wolf & Company PC as the independent registered public accounting firm of SI Financial Group, Inc. for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
					3	The approval of a non-binding resolution to approve the compensation of the named executive officers	Issuer	Yes	For	For
					4	The determination of whether the stockholder vote to approve the compensation of the named executive officers should occur every one, two or three years	Issuer	Yes	1 yr	Against

Philip Morris International Inc.	PM	718172109	5/11/2011	3/15/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	Ratification of the selection of independent auditors	Issuer	Yes	For	For
					3	Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of future advisory votes on Executive Compensation	Issuer	Yes	1 yr	For
					5	Stockholder proposal 1 - Food insecurity and tobacco use	Holder	Yes	Against	For
					6	Stockholder proposal 2 - Independent board chair	Holder	Yes	Against	For

Penn Millers Holding Corporation	PMIC	707561106	5/11/2011	3/16/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the 2011 fiscal year	Issuer	Yes	For	For

Citizens Community Bank	CZYB	174532101	5/12/2011	3/14/2011	1	Election of two (2) Directors	Issuer	Yes	For	For
					2	To approve in an advisory (non-binding vote, the compensation of executives disclosed in the 2011 proxy statement	Issuer	Abstain	Abstain	Abstain

Eastern Virginia Bankshares, Inc.	EVBS	277196101	5/12/2011	4/1/2011	1	Election of fourteen (14) Directors	Issuer	Yes	For	For
					2	To approve on an advisory (non-binding) basis the compensation of the company's executive officers	Issuer	Yes	For	For
					3	To ratify the appointment of Yount, Hyde & Barbour PC as the company's independent registered public accountant for 2011	Issuer	Yes	For	For

Transocean Ltd.	RIG	H8817H100	5/13/2011	3/16/2011	1
Approval of the 2010 annual report, including the consolidated financial statements of Transocean Ltd. For fiscal year 2010 and the statutory financial statements of Transocean Ltd. For fiscal year 2010
							Issuer	Yes	For	For
					2	Discharge of the members of the Board of Directors and executive management form liability for activities during fiscal year 2010	Issuer	Yes	Against	Against
					3	Appropriation of available earnings for fiscal year 2010	Issuer	Yes	Against	Against
					4	Proposed reallocation of free reserve to legal reserve, reserve fro m capital contributions	Issuer	Yes	Against	Against
					5	Rescission of the distribution to shareholders I the form of a par value reduction as approved at the 2010 annual general meeting	Issuer	Yes	Against	Against
6
Release and allocation of legal reserve, reserve from capital contribution, to dividend reserve from capital contributions,  If proposal 3 and proposal 5 are not approved as proposed by the Board of Directors, there will be no vote on the proposal 6
							Issuer	Yes	Against	Against
					7	New authorized share capital	Issuer	Yes	Against	Against
					8	Reduction of the maximum number of members of the Board of Directors to 12	Issuer	Yes	For	For
					9	Election of five (5) Directors	Issuer	Yes	For	For
10
Appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year 2011 and reelection of Ernst & Young Ltd., Zurich, as the Company's auditor for a further one-year term
							Issuer	Yes	For	For
					11	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					12	Advisory vote on the frequency of executive compensation vote	Issuer	Yes	1 yr	For

Total S.A	TOT	89151E109	5/13/2011	4/5/2011	1	Approval of parent company financial statements	Issuer	Yes	For	For
					2	Approval of consolidated financial statements	Issuer	Yes	For	For
					3	Allocation of earnings, declaration of dividend	Issuer	Yes	For	For
					4	Agreements covered by article L.225-38 of the French commercial code	Issuer	Yes	For	For
					5	Authorization for the board of directors to trade in shares of the company	Issuer	Yes	For	For
					6	Renewal of the appointment of director	Issuer	Yes	For	For
					7	Renewal of the appointment of director	Issuer	Yes	For	For
					8	Renewal of the appointment of director	Issuer	Yes	For	For
					9	Appointment of director	Issuer	Yes	For	For
					10	Appointment of director	Issuer	Yes	For	For
					E11	Authorization to grant restricted shared in company to employees of group and to managers of company or other group companies	Issuer	Yes	For	For
					A	Amendment of article 9 of the company's articles of association, all as more fully described in the proxy statement	Holder	Yes	Against	For

Carolina Trust Bank	CART	144200102	5/16/2011	3/31/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	Approval of executive compensation	Issuer	Yes	For	For
					3	Approval of amendment to articles to decrease par value	Issuer	Yes	For	For
					4	Shareholder proposal to reduce the size of the board to nine over a three year period	Holder	Yes	Against	For

Bank of Commerce Holdings	BOCH	06424J103	5/17/2011	3/15/2011	1	Election of nine(9) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of Moss Adams, LLP as the company's independent registered public accounting firm for 2010	Issuer	Yes	For	For
					3	Adoption of the non-binding advisory resolution approving the compensation f the named executive officers	Issuer	Yes	For	For

ECB Bancorp, Inc.	ECBE	268253101	5/17/2011	3/18/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Non-binding, advisory resolution (a "say-on pay "resolution) to approve compensation paid or provided to Bancorp's executive officers as disclosed in the proxy statement for the annual meeting	Issuer	Yes	For	For
					3	Proposal to ratify the appointment of Dixon Hughes Goodman LLP as Bancorp's independent public accountants for 2011	Issuer	Yes	For	For

Southern First Bancshares, Inc.	SFST	842873101	5/17/2011	3/28/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	Proposal to approve an advisory (non-binding) proposal on the compensation of our named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
					3	Proposal to ratify the appointment of Elliot Davis, LLC as our independent registered public accountant for the fiscal year ending December 31, 2010	Issuer	Yes	For	For

Third Century Bancorp	TDCB	884120106	5/18/2011	3/15/2011	1	Election of two (2) Directors	Issuer	Yes	For	For
					2	The ratification of the appointment of BKD LLP as the company' independent registered public accounting firm for the year ending December 31, 2011	Issuer	Yes	For	For

Central Valley Community Bancorp	CVCY	155685100	5/18/2011	3/21/2011	1	Election of eight (8) Directors	Issuer	Yes	For	For
					2	To approve the proposal to ratify the appointment of Perry-Smith LLP as the independent registered public accounting firm for the company's 2011 fiscal year	Issuer	Yes	For	For
					3	To adopt a non-binding advisory resolution approving executive compensation	Issuer	Yes	For	For

Willis Lease Finance Corporation	WLFC	970646105	5/18/2011	3/21/2011	1	Election of two (2) Directors	Issuer	Yes	For	For
					2	Advisory vote on executive compensation	Issuer	Yes	For	For
					3	Advisory vote on executive compensation frequency	Issuer	Yes	1 yr	Against
					4	To ratify the appointment of KPMG LLP as the company's independent registered accounting firm	Issuer	Yes	For	For

Ocean Shore Holding Co.	OSHC	67501R103	5/18/2011	3/23/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	The ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of Ocean Shore Holding Co. for the year ending December 31, 2011	Issuer	Yes	For	For

PPL Corporation	PPL	69351T106	5/18/2011	2/28/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	Approval of short term incentive plan	Issuer	Yes	Against	Against
					3	Ratification of the appointment of independent registered accounting firm	Issuer	Yes	For	For
					4	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					5	Advisory vote on the frequency of future executive compensation votes	Issuer	Yes	1 yr	For
					6	Shareholder proposal - Director election majority vote standard proposal	Holder	Yes	For	For
					7	Shareholder proposal - Special shareholder meetings	Holder	Yes	For	For

Meridian Interstate Bancorp, Inc.	EBSB	5864Q104	5/18/2011	3/31/2011	1	Election of five (5) Directors	Issuer	Yes	For	For
					2	The ratification of the appointment of Wolf & Company PC as independent registered accounting firm of Meridian Interstate Bancorp, Inc for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
					3	An advisory (non-binding) resolution to approve the company's executive compensation as described in the proxy statement	Issuer	Yes	For	For
					4	An advisory (non-binding) proposal with respect to approve the frequency that stockholders will vote on executive compensation	Issuer	Yes	1 yr	For

FNB Bancorp	FNBG	302515101	5/18/2011	4/1/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	To approve the advisory vote on executive compensation	Issuer	Yes	For	For
					3	To ratify the appointment of Moss Adams LLP as independent auditors of the company to serve for the 2011 fiscal year	Issuer	Yes	For	For

First Advantage Bancorp	FABK	31848L104	5/18/2011	3/31/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	The ratification of the appointment of Horne LLP as the independent registered public accounting firm of advantage Bancorp for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

First Capital Bancorp, Inc.	FCVA	319438107	5/18/2011	4/4/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Proposal to approve in an advisory (non-binding) vote the compensation of executives disclosed in the proxy statement	Issuer	Yes	For	For
					3	Proposal to ratify the appointment of Cherry, Bekaert & Holland	Issuer	Yes	For	For

CMET Finance Holdings, Inc.	NA	999C144A	5/19/2011	4/1/2011	1	Election of two (2) Directors	Issuer	Yes	For	For
					2	Ratify appointment of Pricewaterhousecoopers LLP as auditors for fiscal year 2011	Issuer	Yes	For	For
					3	Ratify amendment to the company’s certificate of incorporation to change the name of the corporation to South Street Holdings Inc.	Issuer	Yes	For	For
					4	In their discretion, on any other matters that may properly come before the meeting	Issuer	Abstain	Abstain	Abstain

Beacon Federal Bancorp, Inc.	BFED	073582108	5/19/2011	3/11/2011	1	Election of two (2) Directors	Issuer	Yes	For	For
					2	The ratification of the appointment of Crowe Horwath LLP as independent registered public accounting firm for the company for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

First Trust Bank	NCFT	33732N105	5/19/2011	3/18/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Ratification of independent accountants proposal to ratify the appointment of Dixon Hughes PLLC, as the bank's independent registered public accounting firm for 2011	Issuer	Yes	For	For

Newport Bancorp, Inc.	NFSB	651754103	5/19/2011	3/21/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	The ratification of the appointment of Wolf & Company PC as independent registered public accounting firm of Newport Bancorp, Inc. for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

Altria Group, Inc	MO	02209S103	5/19/2011	3/28/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	Ratification of the selection of independent registered public accounting firm	Issuer	Yes	For	For
					3	Advisory vote on the compensation of the company's named executive officers	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of the future advisory votes on the compensation of the company's executive officers	Issuer	Yes	1 yr	N R
					5	Shareholder proposal - Address concerns regarding tobacco flavoring	Holder	Yes	Against	For

American River Bankshares	AMRB	029326105	5/19/2011	3/28/2011	1	Election of eight (8) Directors	Issuer	Yes	For	For
					2	To ratify the selection of Perry-Smith LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
					3	To hold an advisory (non-binding) vote on the company's executive compensation "say-on-pay" votes	Issuer	Yes	For	For
					4	To hold an advisory (non-binding) vote on the frequency of future "say-on-pay" votes	Issuer	Yes	1 yr	For

Connecticut Bank & Trust Company, The	CTBC	207546102	5/19/2011	4/4/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	The nonbinding approval of the compensation of the bank's named executive officers as determined by the compensation committee	Issuer	Yes	For	For

Central Federal Corporation	CFBK	15346Q103	5/19/2011	4/8/2011	1	Election of two (2) Directors	Issuer	Yes	For	For
2
Approval of the following advisory (non-binding) proposal: "Resolved, that the stockholders approve the compensation of the company's executive officers, as set forth in the compensation tables and any related disclosures or discussion In the proxy statement".
							Issuer	Yes	For	For
					3	Ratification of the appointment of Crowe Horwath LLP as independent registered public accounting firm for the company for the year ending December 31, 2011	Issuer	Yes	For	For

Metro Bankcorp, Inc.	METR	59161R101	5/20/2011	3/25/2011	1	Election of eight (8) Directors	Issuer	Yes	For	For
					2	Amend and restate articles of incorporation	Issuer	Yes	For	For
					3	Advisory vote on compensation of named executive officers as described in the proxy statement	Issuer	Yes	For	For
					4	Advisory vote on the frequency at which shareholders will vote on compensation of named executive officers. Such vote shall occur every	Issuer	Yes	1 yr	Against
					5	Ratification of the appointment of Parentbeard LLC as independent registered public accounting firm for the fiscal year ended December 31, 2011	Issuer	Yes	For	For

1st United Bancorp, Inc.	FUBC	33740N105	5/24/2011	3/22/2011	1	Election of eleven (11) Directors	Issuer	Yes	For	For
					2	Nonbinding advisory vote to approve executive compensation	Issuer	Yes	Against	Against
					3	Nonbinding advisory vote on frequency of the nonbinding advisory vote to approve executive compensation	Issuer	Yes	1 yr	Against
					4	To ratify the appointment of Crowe Horwath LLP as the company's principal independent registered public accounting firm for the company’s fiscal year ending December 31, 2011	Issuer	Yes	For	For

Redwood Financial, Inc.	REDW	757903109	5/24/2011	3/24/2011	1	Election of two (2) Directors	Issuer	Yes	For	For

Valley Commerce Bancorp	VCBP	919518100	5/24/2011	3/24/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	To approve the non-binding advisory proposal concerning the compensation of the company's executives	Issuer	Yes	For	For
					3	To ratify the board of directors' selection of Perry-Smith, LLP , independent public accountants, to serve as the company's auditors for the fiscal year ending December 31, 2011.	Issuer	Yes	For	For

Merck & Co., Inc.	MRK	58933Y105	5/24/2011	3/25/2011	1	Election of eighteen (18) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of the Company's independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of future votes on executive compensation	Issuer	Yes	1 yr	Against

Tower Bancorp, Inc	TOBC	891709107	5/24/2011	3/25/2011	1	Election of 6 (six) Directors	Issuer	Yes	For	For
					2	Approval of an advisory, non-binding resolution regarding executive compensation.	Issuer	Yes	For	For
					3	Approval of an advisory, non-binding proposal on the frequency of future advisory votes regarding executive compensation	Issuer	Yes	1 y	Against
					4	Approval of an amendment to our amended and restated articles of incorporation to limit the transaction requiring approval of our shareholders by supermajority vote	Issuer	Yes	For	For
					5	Ratification of appointment of KPMG, LLP as independent registered public accounting firm	Issuer	Yes	For	For

Omniamerican Bancorp, Inc.	OABC	68216R107	5/24/2011	3/31/2011	1	Election of 5 (five) Directors	Issuer	Yes	For	For
					2	The ratification of appointment of McGladrey & Pullen LLP as independent registered public accounting firm for the year ending December 31, 2011	Issuer	Yes	For	For
					3	To consider a non-binding resolution approving the compensation of our executive officers	Issuer	Yes	For	For
					4	To consider a non-binding proposal relating to the frequency of future consideration by shareholders of the compensation of our executive officers	Issuer	Yes	1 yr	For
					5	The approval of the 2011 equity incentive plan	Issuer	Yes	For	For

Pilot Bancshares, Inc.	PLBN	721530103	5/24/2011	4/4/2011	1	Election of 3 (three) Directors	Issuer	Yes	For	For
					2	Approval of an amendment to the bylaws to authorized the board of directors to increase the number of directors by board resolution	Issuer	Yes	Against	Against
					3	Approval of an amendment to the articles of incorporation to increase the number of authorized shares of the company's common stock to 20 million shares	Issuer	Yes	For	For
					4	Approval of the pilot bancshares, Inc. 2011 incentive plan	Issuer	Yes	For	For

Heritage Oaks Bancorp	HEOP	42724R107	5/25/2011	3/31/2011	1	Election of 11 (eleven) Directors	Issuer	Yes	For	For
2
Non-binding vote on approval for executive compensation. To adopt a non-binding resolution approving the executive compensation disclosed in the proxy statement for the 2011 annual meeting of shareholders dated May25, 2011
							Issuer	Yes	For	For
					3	Ratification of independent accountants of Perry-Smith LLP as the company's independent registered public accounting firm for 2011	Issuer	Yes	For	For

Sound Financial, Inc.	SNFL	83607Y108	5/25/2011	3/31/2011	1	Election of two (2) Directors	Issuer	Yes	For	For
					2	The ratification of the appointment of Moss Adams LLP as the independent registered public accounting firm for the fiscal year ending December 31 ,2011	Issuer	Yes	For	For

Pacific Premier Bancorp, Inc.	PPBI	69478X105	5/25/2011	4/1/2011	1	Election of 3 (three) Directors	Issuer	Yes	For	For
					2	The ratification of the appointment of Vavrinek, Trine, Day & Co., LLP as independent auditors of Pacific Bancorp, Inc. for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

Bank of Virginia	BAYK	06544P104	5/25/2011	4/11/2011	1	Election of 9 (nine) Directors	Issuer	Yes	For	For
					2	To ratify the selection by audit committee of the board of directors of Yount, Hyde & Barbour, P.C. independent certified public accountants as auditors of the bank for 2011	Issuer	Yes	For	For
					3	To approve the Bank of Virginia 2011 stock incentive plan, as more fully described in the accompanying proxy statement	Issuer	Yes	For	For
4
To adjourn the annual meeting to a latter date or dates, if necessary, to permit further solicitation of proxies in event there are not sufficient votes at the time of annual meeting to approve matters to be considered by shareholders at the meeting, as more fully described in the accompanying proxy statement.
							Issuer	Abstain	Abstain	Abstain

Mackinac Financial Corporation	MFNC	554571109	5/25/2011	4/19/2011	1	Election of 4 (four) Directors	Issuer	Yes	For	For
					2	A proposal to approve, in non-binding advisory vote, the corporation's compensation of executives, as disclosed in the proxy statement for the annual meeting	Issuer	Yes	For	For
					3	To ratify the appointment of Plante & Moran PLLC as independent auditors for the year ending December 31, 2011	Issuer	Yes	For	For

Ameris Bancorp	ABCB	03076K108	5/26/2011	3/17/2011	1	Election of 4 (four) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of Porter Kealdle Moore LLP as the company's independent auditor for the fiscal year ended December 31, 2011	Issuer	Yes	For	For
					3	Approval of non-binding advisory proposal on executive compensation	Issuer	Yes	For	For
					4	Approval of the amendment of the company's articles of incorporation to increase the number of authorized shares of common stock from 30 million to 100 million shares	Issuer	Yes	For	For

Bridge Capital Holdings	BBNK	108030107	5/26/2011	3/29/2011	1	Election of 9 (nine) Directors	Issuer	Yes	For	For
					2	To approve a non-executive employee option exchange program	Issuer	Yes	For	For
					3	To reapprove the existing performance criteria under the company's 2006 equity incentive plan	Issuer	Yes	For	For
					4	To ratify the appointment of Vavrinek, Trine Day & Co. LLP as independent accountants for the company's 2011 fiscal year	Issuer	Yes	For	For

Greater Hudson Bank, N.A.	GHDS	391868106	5/26/2011	3/31/2011	1	Election of 6 (six) Directors	Issuer	Yes	For	For

First California Financial Group, Inc.	FCAL	319395109	5/26/2011	4/15/2011	1	Election of 8 (eight) Directors	Issuer	Yes	For	For
					2	To approve amendments to the first California 2007 omnibus equity incentive plan	Issuer	Yes	Against	Against
					3	To ratify the appointment of Moss Adams LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
					4	To approve a non-binding advisory proposal on the company's executive compensation	Issuer	Yes	For	For

Wal-Mart Stores, Inc.	WMT	931142103	6/3/2011	4/6/2011	1	Election of fifteen (15) Directors	Issuer	Yes	For	For
					2	Ratification of Ernst & Young LLP as independent accountants	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	For
					5	Gender identity non-discrimination policy	Holder	Yes	Against	For
					6	Political contributions report	Holder	Yes	Against	For
					7	Special shareowner meetings	Holder	Yes	For	Against
					8	Require suppliers to publish annual sustainability report	Holder	Yes	Against	For
					9	Climate change risk disclosure	Holder	Yes	Against	For

Oak Ridge Financial Services, Inc.	BKOR	671768109	6/9/2011	4/8/2011	1	Election of five (5) Directors	Issuer	Yes	For	For
					2	Proposal to approve the non-binding advisory resolution for approval of the executive compensation disclosed in the proxy statement	Issuer	Yes	For	For
					3	Proposal to ratify the appointment of Elliott Davis, PLCC as the independent registered public accounting firm for the company for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

CCF Holding Company	CCFH	12487X104	6/16/2011	5/2/2011	1	Election of two (2) Directors	Issuer	Yes	For	For
					2	To amend the articles of incorporation of the company to increase the number of authorized shares of common stock from 20 million to 50 million	Issuer	Yes	For	For
					3	To ratify the appointment of Thigpen, Jones Seaton & Co., PC as the independent registered accounting firm for the company for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
					4	To permit management to adjourn the annual meeting of shareholders to another time and date if such action is necessary to solicit additional proxies or attendance at the meeting	Issuer	Yes	Abstain	Abstain

Legacy Bancorp, Inc.	LEGC	52463G105	6/20/2011	5/2/2011	1
To consider and vote upon a proposal to adopt the agreement and plan of merger, dated as of December 21, 2010, by and between Berkshire Hills Bancorp, Inc. and Legacy Bancorp, Inc. and thereby to approve the transactions contemplated by the merger agreement, including the merger of Legacy Bancorp, Inc. with and into Berkshire Hills Bancorp, Inc.
							Issuer	Yes	For	For
					2	To approve one or more adjournments of the special meeting if necessary or appropriate including adjournments to permit further solicitation of proxies in favor of the merger	Issuer	Yes	Abstain	Abstain

Old Line Bancshares, Inc.	OLBK	67984M100	6/23/2011	4/25/2011	1	Election of six (6) Directors	Issuer	Yes	For	For
					2	To ratify the appointment of Rowles & Company LLP as independent public accountants to audit financial statements of Old Line Bancshares, Inc for 2011	Issuer	Yes	For	For

Western Liberty Bancorp	WLBC	961443108	6/23/2011	4/25/2011	1	Election of eight (8) Directors	Issuer	Yes	For	For
					2	To ratify the appointment of Crowe Horwath LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

Naugatuck Valley Financial Corp	NVSLD	639067107	6/24/2011	5/3/2011	1
The approval of the plan of conversion and reorganization pursuant to which Naugatuck Valley Savings and Loan will convert from the mutual holding company corporate structure to the stock holding company corporate structure and a newly formed Maryland chartered holding company named Naugatuck Valley Financial Corporation will offer shares of its common stock for sale
							Issuer	Yes	For	For
2a
Approval of a provision in New Naugatuck Valley Financial Corporation's articles of incorporation requiring a super- majority vote to approve certain amendments to New Naugatuck Valley Financial Corporations articles of incorporation
							Issuer	Yes	Against	Against
2b
Approval of a provision in New Naugatuck Valley Financial Corporations articles of incorporation to limit the voting rights of shares beneficially owned in excess of 10% of New Naugatuck Valley Corporation's outstanding voting stock
							Issuer	Yes	Against	Against
					3	Election of three (3) Directors	Issuer	Yes	For	For
					4	The ratification of the appointment of Whittlesey & Hadley PC as independent registered public accountants of Naugatuck Valley Financial Corporation for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
5
The approval of the adjournment of the annual meeting, if necessary, to solicit additional proxies in the event that there are not sufficient votes at the time of the annual meeting to approve the plan of conversion and reorganization.  *Note* such other business as may properly come before the meeting or any adjournment thereof.
							Issuer	Abstain	Abstain	Abstain

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Opportunity Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller
President (Principal Executive Officer)

Date:	August 31, 2011